Audit fees	12 Months Ended
Dec. 31, 2022
Audit fees
Audit fees

30.Audit fees

The following auditors’ fees were expensed in the consolidated statements of profit or loss:

	Year Ended December 31,
Fees	2022	2021	2020

	in thousands of $
Audit fees (1)	$1,394	$1,183	$923
Audit-related fees	380	267	188
Tax fees (2)	—	79	—
Total	$1,774	$1,529	$1,111
(1)	Audit services performed by Deloitte Accountants B.V. as the external auditor referred to in Section 1 of the Dutch Accounting Firms Oversight Act (Wta) as well as by the Deloitte network.
(2)	Tax services performed by the Deloitte network.